Shareholders’ Equity	12 Months Ended
Dec. 31, 2024
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 16 – SHAREHOLDERS’ EQUITY

Statutory Reserve

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. The restricted amounts as determined pursuant to PRC laws totaled $1,072,895 and $1,072,895 as of December 31, 2024 and 2023, respectively.

Common Shares

ReTo was established on August 7, 2015 under the laws of the British Virgin Islands.

Share redesignation.

On August 4, 2024, the board of directors and our shareholders at the 2024 Annual General Meeting of Shareholders (the “2024 Annual Meeting”) approved the amendment and restatement of its amended Memorandum and Articles of Association (the “Amended and Restated Memorandum and Articles of Association”) to, among other things, (a) redesignate the existing common shares, par value $0.10 each, as Class A shares, par value $0.10 each (the “Class A Shares”), with the same rights as the existing common shares, including the right to one vote at a meeting of the Shareholders or on any Resolution of Shareholders; the right to an equal share in any dividend paid by the Company; and the right to an equal share in the distribution of the surplus assets of the Company on its liquidation, and (b) create an additional 2,000,000 shares each to be designated as Class B shares, par value $0.01 each (the “Class B Shares”), with each share to entitle the holder thereof to 1,000 votes but with transfer restrictions, pre-emption rights and no right to any dividend or distribution of the surplus assets on liquidation. The Company has retroactively reflected the above changes made to the Company’s capital structure in the consolidated financial statements as of the earliest period presented.

Immediately after the share redesignation, the Company has an unlimited authorized number of Class A shares with par value of $0.10 each and 2,000,000 authorized Class B shares with par value of $0.01 each.

Issuance of Class B shares

On August 14, 2024, as approved by the Company’s board of directors and on the 2024 Annual Meeting, the Company issued 1,000,000 Class B Shares to REIT International Development (Group) Co., Limited for a total consideration of $10,000. The issuance of the Class B Shares was in reliance on the registration exemption contained in Section 4(a)(2) of the Securities Act of 1933, as amended.

Share Combinations

On May 9, 2023, the Company implemented a combination of its authorized, issued and outstanding common shares at a ratio of ten-for-one so that every ten shares (or part thereof) authorized and issued were combined into one share (with the fractional shares rounding up to the next whole share) (the “2023 Share Combination”). The Company’s common shares began trading on a post-combination basis on May 12, 2023. As a result of the 2023 Share Combination, the Company’s authorized shares were changed from 200,000,000 common shares, par value $0.001 per share, to 20,000,000 common shares, par value $0.01 per share.

On July 31, 2023, the Company’s board of directors approved a change of the maximum number of shares that the Company is authorized to issue from 20,000,000 shares of a single class each with a par value of $0.01 to an unlimited number of shares of a single class each with a par value of $0.01, effective July 31, 2023.

On February 1, 2024, the Company’s board of directors approved another combination of common shares on a ten-to-one basis (the “2024 Share Combination”). The Company’s common shares began trading on a post combination basis on March 1, 2024. As a result of the 2024 Share Combination, each ten pre-combination common shares of the Company were automatically combined into one common share without any action on the part of the holders, with par value of the common shares of the Company changing from $0.01 per share to $0.1 per share.

On February 11, 2025, the Company’s board of directors approved another combination of common shares on a ten-to-one basis (the “2025 Share Combination”). The Company’s common shares began trading on a post-combination basis on March 7, 2025. As a result of the 2025 Share Combination, each ten pre-combination common shares of the Company were automatically combined into one common share without any action on the part of the holders, with par value of the common shares of the Company changing from $0.1 per share to $1.0 per share

The share number and share-related data in the financial statements have been adjusted to reflect the above share combinations.

As of December 31, 2024 and 2023, 1,931,264 and 120,519 Class A common shares, respectively, were issued and outstanding.

Equity Grants

On April 22, 2022, the Company’s board of directors approved the issuance of an aggregate of 1,025 common shares to its employees for their services under the 2018 Share Incentive Plan and also approved the issuance of an aggregate of 3,000 common shares to its employees, officers and directors for their services under the 2021 Share Incentive Plan, both of which were registered under the registration statement on Form S-8 which was filed with the SEC on April 26, 2022. The Company issued an aggregate of 4,025 common shares between May 9, 2022 and June 4, 2022 and recognized share-based compensation expenses of $3,296,475 related to the issuance.

On March 8, 2023, the Company’s board of directors approved the issuance of an aggregate of 5,000 common shares to its employees, officers and directors for their services under the 2022 Share Incentive Plan. For the year ended December 31, 2023, the Company recognized share-based compensation expenses of $2,100,000.

On June 7, 2024, the Company’s board of directors approved the issuance of an aggregate of 18,726 common shares to its employees, officers and directors for their services under the 2022 Share Incentive Plan. For the period from June 24, 2024 to August 12, 2024, the Company issued an aggregate of 18,726 Class A common shares, and the Company recognized share-based compensation expenses of $285,889.

Issuances for Consulting Services

In April 2021, the Company entered into a consulting service agreement with Geniusland International Capital Ltd. (“Geniusland”). Pursuant to the agreement, Geniusland would assist the Company with strategic initiatives over the service period between January 23, 2021 and January 24, 2024. For the first-year service, the Company issued 1,000 common shares valued at $1,330,000 based on the fair market price of the Company’s common shares, at $1,330 per share on April 9, 2021. In January 2022, the Company revised the consulting service agreement with Geniusland. Pursuant to the new agreement, the service ceased on March 28, 2022. For the service provided between December 29, 2021 and March 28, 2022, the Company issued 500 common shares valued at $735,000 based on the fair market price of the Company’s common shares, at $1,470 per share on January 3, 2022. Share-based compensation is amortized over the service period. For the years ended December 31, 2023, 2022 and 2021, the Company recognized share-based compensation expenses of nil, $735,000 and $1,330,000, respectively.

On February 27, 2023, the Company entered into a consulting service agreement with Express Transportation Ltd. (“ETL”). Pursuant to the agreement, ETL agreed to provide feasibility, analysis and risk management services for investment projects in mainland China in exchange for 2,000 common shares, which were issued on March 8, 2023. Share-based compensation is amortized over the service period. For the year ended December 31, 2023, the Company recognized share-based compensation expenses of $840,000.

On February 27, 2023, the Company entered into a consulting service agreement with Maxleed Investment Holding Ltd. (“MIHL”). Pursuant to the agreement, MIHL agreed to provide strategy, due diligence, business expansion and optimization services in exchange for 2,000 common shares, which were issued on March 8, 2023. Share-based compensation is amortized over the service period. For the year ended December 31, 2023, the Company recognized share-based compensation expenses of $840,000.

On September 25, 2023, the Company entered into a consulting service agreement with SevenBull, Inc. (“SevenBull”), pursuant to which the Company agreed to issue 20,000 common shares of the Company to the consulting firm as consideration for its business consulting services. The Company issued 20,000 common shares valued at $1,131,200 based on the fair market price of the Company’s common shares, at $56.6 per share on October 3, 2023. For the year ended December 31, 2023, the Company recognized share-based compensation expenses of $1,131,200.

On September 6, 2024, the Company entered into a consulting service agreement with Jaash Investment Limited (“Jaash Investment”), pursuant to which the Company agreed to issue 126,857 common shares of the Company to the consulting firm as consideration for its business consulting services. The Company issued 126,857 common shares valued at $2,067,766 based on the market price of the Company’s common shares on September 6, 2024. For the year ended December 31, 2024, the Company recognized the related share-based compensation expenses of $2,067,766.

Acquisition of REIT Mingde

On December 27, 2021, the Company entered into an acquisition agreement to acquire 100% equity interest in REIT Mingde and its subsidiaries from two unrelated parties for a consideration of $1,569,000 (or RMB 10 million). REIT Mingde, through its subsidiaries, is primarily engaged in providing roadside assistance services and software development services. The acquisition was completed on December 28, 2021. In lieu of cash consideration of RMB 10 million, the Company issued an aggregate of 2,580 common shares to the sellers, based on a price of $610 per share and the exchange rate of RMB 6.39 per USD 1 on February 22, 2022.

Private Placements

Private placement in 2022

On May 25, 2022, the Company issued 5,970 common shares to Hainan Tashanshi Digital Information Co., Ltd. at $600 per share for aggregate gross proceeds of $3,582,000.

Private placement in 2023

On May 18, 2023, the Company entered into a securities purchase agreement. Pursuant to the agreement, the Company issued 20,000 common shares at $330 per share for aggregate gross proceeds of $6,600,000, which were issued on May 25, 2023.

Private placements in 2024

On September 29, 2023, the Company entered into a securities purchase agreement to sell an aggregate of 150,000 common shares at a price of $100.0 per share to certain investors (the “September 2023 Offering”). On March 13, 2024, the Company entered into an amendment to the September 2023 Offering with such investors to change the subscription price from $100.0 to $40.0 and to change the terms of the closing of the October 2023 Offering, and the Company closed the October 2023 Offering with gross and net proceeds of $6,000,000. In addition, in a concurrent private placement (the “Concurrent Private Placement”) on September 29, 2023, the Company agreed to sell to certain other investors an aggregate of 100,000 common shares, par value $1.0, at $100.0 per share. On March 13, 2024, the Company entered into an amendment to the Concurrent Private Placement with such investors to change the subscription price from $100.0 to $40.0, and the Company closed the Concurrent Private Placement with gross proceeds of $4,000,000 and net proceeds of $3,939,062.

On August 30, 2024, the Company entered into an offering agreement. Pursuant to the agreement, the Company issued 1,409,520 common shares at $13.8 per share for aggregate gross and net proceeds of $19,451,376. The shares were issued on September 6, 2024.

For the year ended December 31, 2024, the Company issued an aggregate of 1,659,520 Class A shares for private placements with total net proceeds of $29,390,438.

Conversion of Convertible Debentures

During the year ended December 31, 2023, the Company issued an aggregate of 27,966 common shares for conversion of the $4,111,082 convertible debentures based on the conversion price ranging from $87.1 to $292 (see Note 11).

During the year ended December 31, 2022, the Company issued an aggregate of 1,359 common shares for conversion of $1,799,314 convertible debentures based on the conversion price ranging from $343.9 to $1,401.4 (see Note 11).

Purchase of Non-controlling Interest in Xinyi REIT

On April 8, 2022, the Company signed an agreement with the minority shareholder of Xinyi REIT. Pursuant to the agreement, the Company agreed to purchase the minority shareholder’s 30% equity interest in Xinyi REIT for an aggregate consideration of RMB 18 million.

Non-controlling Shareholder Contribution

On April 6, 2022, Hainan Shi Yuan Tong Da Ye Feng Private Equity Partnership (Limited Partnership) signed an investment agreement with REIT Mingde to invest RMB 5 million (approximately $0.8 million) into REIT Mingde’s then subsidiary Hainan Fangyuyuan in exchange for 10% equity interest.